Subsequent Event	12 Months Ended
May 31, 2020
Subsequent Events [Abstract]
Subsequent Event

Note 11: Subsequent event

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to the May 31, 2020 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.